Related Party Transactions (Details) - Schedule of due from related parties - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties	$ 298	$ 198
Arik Maimoun [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties	42
Michael DePrado [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties	46
SDI Cuentas LLC [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties	$ 210	$ 198